SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

I.              Evergreen Diversified Bond Fund (the “Fund”)

                Effective immediately, Bob Calhoun is added as lead portfolio manager of the Fund and Parham Behrooz, Mehmet Camurdan, Eric Harper, Todd Kuimjian, Lisa Brown-Premo and Bob Rowe are added as portfolio managers of the Fund. Andrew Cestone is currently, and will remain, a portfolio manager of the Fund and Doug Williams and Noel McElreath will no longer manage the Fund. In accordance with these changes, the section entitled “PORTFOLIO MANAGERS” in Part II of the Fund’s SAI is revised to add the following information under the sub-headings indicated.

Under “Other Funds and Accounts Managed,” the table providing information about the registered investment companies, other pooled investment vehicles and other accounts managed by the portfolio managers is revised to reflect the following information as of April 30, 2007:

Portfolio Manager		(Assets in thousands)
Robert A. Calhoun	Assets of registered investment companies managed
	Evergreen Balanced Fund1	1,320,470
	Evergreen Core Bond Fund	4,133,054
	Evergreen Institutional Mortgage Port	60,850
	Evergreen Short Intermediate Bond Fund	884,922
	Evergreen VA Balanced Fund[1]	76,024
	Evergreen VA Core Bond Fund	50,397
	TOTAL.............................................................................................................	6,525,717
	Those subject to performance fee................................................................	0
	Number of other pooled investment vehicles managed...................................	6
	Assets of other pooled investment vehicles managed.............................	2,260,900
	Number of those subject to performance fee	0
	Assets of those subject to performance fee ..............................................	0
	Number of other accounts managed...................................................................	331
	Assets of other accounts managed.............................................................	32,568,300
	Number of those subject to performance fee..............................................	1
	Assets of those subject to performance fee...............................................	310,300
Parham M. Behrooz	Assets of registered investment companies managed
	Evergreen Balanced Fund[1]	1,320,470
	Evergreen Core Bond Fund	4,133,054
	Evergreen Institutional Mortgage Port	60,850
	Evergreen Short Intermediate Bond Fund	884,922
	Evergreen VA Balanced Fund[1]	76,024
	Evergreen VA Core Bond Fund	50,397
	TOTAL.............................................................................................................	6,525,717
	Those subject to performance fee................................................................	0
	Number of other pooled investment vehicles managed...................................	6
	Assets of other pooled investment vehicles managed.............................	2,260,900
	Number of those subject to performance fee	0
	Assets of those subject to performance fee ..............................................	0

	Number of other accounts managed...................................................................	331
	Assets of other accounts managed.............................................................	32,568,300
	Number of those subject to performance fee..............................................	1
	Assets of those subject to performance fee...............................................	310,300
Mehmet Camurdan	Assets of registered investment companies managed
	Evergreen Balanced Fund[1]	1,320,470
	Evergreen Core Bond Fund	4,133,054
	Evergreen Institutional Mortgage Port	60,850
	Evergreen Short Intermediate Bond Fund	884,922
	Evergreen VA Balanced Fund[1]	76,024
	Evergreen VA Core Bond Fund	50,397
	TOTAL.............................................................................................................	6,525,717
	Those subject to performance fee................................................................	0
	Number of other pooled investment vehicles managed...................................	6
	Assets of other pooled investment vehicles managed.............................	2,260,900
	Number of those subject to performance fee	0
	Assets of those subject to performance fee ..............................................	0
	Number of other accounts managed...................................................................	331
	Assets of other accounts managed.............................................................	32,568,300
	Number of those subject to performance fee..............................................	1
	Assets of those subject to performance fee...............................................	310,300
Eric R. Harper	Assets of registered investment companies managed
	Evergreen Balanced Fund[1]	1,320,470
	Evergreen Core Bond Fund	4,133,054
	Evergreen Institutional Mortgage Port	60,850
	Evergreen Short Intermediate Bond Fund	884,922
	Evergreen VA Balanced Fund[1]	76,024
	Evergreen VA Core Bond Fund	50,397
	TOTAL.............................................................................................................	6,525,717
	Those subject to performance fee................................................................	0
	Number of other pooled investment vehicles managed...................................	6
	Assets of other pooled investment vehicles managed.............................	2,260,900
	Number of those subject to performance fee	0
	Assets of those subject to performance fee ..............................................	0
	Number of other accounts managed...................................................................	331
	Assets of other accounts managed.............................................................	32,568,300
	Number of those subject to performance fee..............................................	1
	Assets of those subject to performance fee...............................................	310,300
Todd C. Kuimjian	Assets of registered investment companies managed
	Evergreen Balanced Fund[1]	1,320,470
	Evergreen Core Bond Fund	4,133,054
	Evergreen Institutional Mortgage Port	60,850
	Evergreen Short Intermediate Bond Fund	884,922
	Evergreen VA Balanced Fund[1]	76,024
	Evergreen VA Core Bond Fund	50,397
	TOTAL.............................................................................................................	6,525,717
	Those subject to performance fee................................................................	0
	Number of other pooled investment vehicles managed...................................	6
	Assets of other pooled investment vehicles managed.............................	2,260,900
	Number of those subject to performance fee	0
	Assets of those subject to performance fee ..............................................	0
	Number of other accounts managed...................................................................	331
	Assets of other accounts managed.............................................................	32,568,300
	Number of those subject to performance fee..............................................	1
	Assets of those subject to performance fee...............................................	310,300
Lisa Brown-Premo	Assets of registered investment companies managed
	Evergreen Managed Income Fund2	1,183,094
	Evergreen Strategic Income Fund[2]	298,017
	Evergreen VA Strategic Income Fund[2]	89,305
	Evergreen Adjustable Rate Fund	2,682,949
	Evergreen Ultra Short Bond Fund	744,872
	Evergreen US Government Fund	571,470
	TOTAL.............................................................................................................	5,569,707
	Those subject to performance fee................................................................	0
	Number of other pooled investment vehicles managed...................................	6
	Assets of other pooled investment vehicles managed.............................	2,260,900
	Number of those subject to performance fee	0
	Assets of those subject to performance fee ..............................................	0
	Number of other accounts managed...................................................................	331
	Assets of other accounts managed.............................................................	32,568,300
	Number of those subject to performance fee..............................................	1
	Assets of those subject to performance fee...............................................	310,300
Robert Rowe	Assets of registered investment companies managed
	Evergreen Managed Income Fund3	1,183,094
	Evergreen Adjustable Rate Fund[3]	2,682,949
	Evergreen Ultra Short Bond Fund[3]	744,872
	TOTAL.............................................................................................................	4,610,915
	Those subject to performance fee................................................................	0
	Number of other pooled investment vehicles managed...................................	6
	Assets of other pooled investment vehicles managed.............................	2,260,900
	Number of those subject to performance fee	0
	Assets of those subject to performance fee ..............................................	0
	Number of other accounts managed...................................................................	331
	Assets of other accounts managed.............................................................	32,568,300
	Number of those subject to performance fee..............................................	1
	Assets of those subject to performance fee...............................................	310,300

1 The team at TAG is not fully responsible for the management of the entire portfolios of Evergreen Balanced Fund and Evergreen VA Balanced Fund.  As of April 30, 2007, the team was responsible only for approximately $308.1 million of the $1,396.5 million in assets in these funds.

2 Ms. Brown Premo is not fully responsible for the management of the entire portfolios of the Evergreen Managed Income Fund, Evergreen Strategic Income Fund and Evergreen VA Strategic Income Fund.  As of April 30, 2007, she was responsible only for approximately $391.8 million of the $1,570.4 million in assets in these funds.

3 Mr. Rowe is not fully responsible for the management of the entire Evergreen Managed Income Fund.  As of April 30, 2007, he was responsible only for approximately $286.0 million of the $1,183.1 million in assets in this fund.

Under "Compensation," the table which lists the investment performance benchmarks by which each portfolio manager’s bonus is determined is updated with the following information:

Portfolio Manager

Parham M. Behrooz...........	Callan Core Bond Callan Intermediate Lipper Intermediate Investment Grade Lipper Short-Intermediate Investment Grade
Lisa Brown-Premo..............	Lipper Adjustable Rate Mortgage Funds Lipper Intermediate U.S. Government Funds Lipper Multi Sector Income Funds Lipper Ultra Short Obligation Funds Lipper Short Investment Grade Debt Funds
Robert A. Calhoun.............	Callan Core Bond Callan Intermediate Lipper Intermediate Investment Grade Lipper Short-Intermediate Investment Grade
Mehmet Camurdan............	Callan Core Bond Callan Intermediate Lipper Intermediate Investment Grade Lipper Short-Intermediate Investment Grade
Eric R. Harper......................	Callan Core Bond Callan Intermediate Lipper Intermediate Investment Grade Lipper Short-Intermediate Investment Grade
Todd C. Kuimjian...............	Callan Core Bond Callan Intermediate Lipper Intermediate Investment Grade Lipper Short-Intermediate Investment Grade
Robert Rowe.......................	Lipper Adjustable Rate Mortgage Funds Lipper Intermediate U.S. Government Funds Lipper Multi Sector Income Funds Lipper Ultra Short Obligation Funds Lipper Short Investment Grade Debt Funds

                Under "Fund Holdings," the table which presents the dollar range of investment each portfolio manager beneficially holds in each Fund he or she manages as well as the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) is updated with the following information:

Evergreen Diversified Bond Fund
Robert A. Calhoun...............................	$0[1]
Parham M. Behrooz..............................	$0[1]
Mehmet Camurdan...............................	$0[1]
Eric R. Harper........................................	$0[1]
Todd C. Kuimjian.................................	$0[1]
Lisa Brown-Premo................................	$0[1]
Bob Rowe..............................................	$0[1]

1 As of May 1, 2007, Mr. Calhoun, Mr. Behrooz, Mr. Camurdan, Mr. Harper, Mr. Kuimjian, Ms. Brown-Premo and Mr. Rowe were not managers of the Fund. They have subsequently been named portfolio managers and are expected to invest in the Fund.

Evergreen Family of Funds
Robert A. Calhoun...............................	Over $1,000,000
Parham M. Behrooz..............................	$50,001-$100,000
Mehmet Camurdan...............................	$1-$10,000
Eric R. Harper........................................	$50,001-$100,000
Todd C. Kuimjian.................................	$100,001-$500,000
Lisa Brown-Premo................................	$500,001-$1,000,000
Bob Rowe..............................................	$1-$10,000

May 21, 2007	579682 (5/07)